S000066845 [Member] Expense Example - S000066845 [Member] - C000215205 [Member]	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	248
Expense Example, with Redemption, 10 Years	$ 625